Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 1,358	$ 2,823
Prepaid insurance and subscriptions	3,768	1,921
Other	613	1,760
Prepayments	$ 5,739	$ 6,504